ICAP PLUS VARIABLE LIFE ACCOUNT ONE

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                      ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1996



NET ASSETS                                                  SHARES         COST          VALUE
                                                            ------         ----          -----
  Investments in mutual fund portfolio:
   Money Market                                          1,469,360  $ 1,469,360    $ 1,469,360
   Growth                                                  115,223    2,295,822      2,672,563
   Fixed Income                                             15,550      212,368        206,868
   Government and Quality Bond                              73,940    1,000,051      1,010,835
   High Yield                                               53,011      446,142        444,372
   Strategic Multi-Asset                                   111,503    1,252,433      1,360,417
   Multi-Asset                                             230,542    2,659,373      3,077,738
   Capital Appreciation                                     88,959    1,953,408      2,490,691
   Growth and Income                                        62,870      761,789        854,291
   Foreign Securities                                       80,222      885,084      1,038,226
   Natural Resources                                        19,397      282,878        327,159
   Target '98                                                5,912       74,418         68,998
                                                                   ----------------------------

      Net Assets                                                    $13,293,126    $15,021,518
                                                                   ============================

                                                                          UNIT
                                                             UNITS        VALUE         VALUE
                                                            ------         ----          -----
NET ASSETS APPLICABLE TO
  OUTSTANDING UNITS OF CAPITAL
  Account:
   Money Market                                         81,684.910   $17.988143    $ 1,469,360
   Growth                                               61,214.436    43.659022      2,672,563
   Fixed Income                                          7,756.393    26.670598        206,868
   Government and Quality Bond                          36,030.560    28.054940      1,010,835
   High Yield                                           18,471.920    24.056628        444,372
   Strategic Multi-Asset                                63,059.798    21.573438      1,360,417
   Multi-Asset                                         130,879.258    23.515858      3,077,738
   Capital Appreciation                                 67,921.672    36.670047      2,490,691
   Growth and Income                                    36,254.602    23.563662        854,291
   Foreign Securities                                   69,214.480    15.000130      1,038,226
   Natural Resources                                    16,096.149    20.325312        327,159
   Target '98                                            3,479.259    19.831280         68,998
                                                                                  -------------
     Net assets applicable to
      outstanding units of capital                                                 $15,021,518
                                                                                  =============

                See accompanying notes to financial statements.

                      ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996


NET INVESTMENT INCOME
  Dividend income                                            $  458,191
  Mortality and expense risk charges
    and administrative expense                                  (67,904)
                                                             -----------
      Net investment income                                     390,287
                                                             -----------

REALIZED AND UNREALIZED GAIN
  Realized gain from investment transactions:
    Proceeds from sales                                       6,164,524
    Cost of investments sold                                 (5,696,735)
                                                             -----------
      Net realized gain                                         467,789
    Capital gains distribution                                  485,639
                                                             -----------
      Net realized gain from investments                        953,428
                                                             -----------

   Change in unrealized appreciation on investments:
     Unrealized appreciation at end of period                 1,728,392
     Unrealized appreciation at beginning of period             966,580
                                                             -----------
       Net change in unrealized appreciation                    761,812
                                                             -----------

            Realized and unrealized gain                      1,715,240
                                                             -----------

INCREASE IN NET ASSETS FROM OPERATIONS                       $2,105,527
                                                             ===========

                See accompanying notes to financial statements.

                      ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                       Statement of Changes in Net Assets



                                                Year                Year
                                                Ended               Ended
                                          December 31, 1996   December 31, 1995
                                          -----------------   -----------------

OPERATIONS
   Net investment income                    $  390,287          $  404,417
   Net realized gain from investments          953,428           1,147,367
   Net change in unrealized appreciation       761,812           1,163,195
                                           --------------------------------

     Increase in net assets
      from operations                        2,105,527           2,714,979
                                           --------------------------------

POLICYHOLDER TRANSACTIONS
   Purchase payments received                   50,806             130,842
   Withdrawals and surrenders               (2,413,986)         (2,128,168)
   Exchange purchases                        4,034,184           5,216,227
   Exchange surrenders                      (4,011,032)         (5,680,470)
                                           --------------------------------

     Decrease in net assets from
      policyholder transactions             (2,340,028)         (2,461,569)
                                           --------------------------------

INCREASE (DECREASE) IN NET ASSETS             (234,501)            253,410

NET ASSETS, beginning of period             15,256,019          15,002,609
                                           --------------------------------

NET ASSETS, end of period                  $15,021,518         $15,256,019
                                           ================================

                See accompanying notes to financial statements.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 1-  ORGANIZATION AND OPERATION

ICAP Plus Variable Life Account One (the "Account") is a separate account of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"). The Account is organized as a unit investment trust registered under the Investment Company Act of 1940, as amended. In an assumption reinsurance transaction effected February 16, 1991, the Account, and the assets therein, were transferred from Anchor National Life Insurance Company to Phoenix Home Life which assumed all of the liabilities, obligations and guarantees of the Account as of that date.

These financial statements include balances allocated by each policyholder to the variable divisions of the Account and do not include policyholder balances allocated to the general account of Phoenix Home Life. At December 31, 1996, the general account includes $2,957,943 of policyholder funds.

The Account has twelve divisions which invest solely in shares of the twelve portfolios of the Anchor Series Trust (the "Trust"), an open-end diversified management investment company.


NOTE 2-  SIGNIFICANT ACCOUNTING POLICIES

a)   Investment Valuation, Transactions and Related Income Recognition

     Investments in shares of the Trust are valued using the net asset value per share of the respective Portfolios of the Trust determined on a daily basis (each business day of the New York Stock Exchange). Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income or capital gains distribution from the Trust is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of the securities is determined on the first-in-first-out basis.

     Exchanges between divisions requested by policyholders are recorded in the new division upon receipt of redemption proceeds.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS




NOTE 2-  SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)   Federal Income Taxes

     Phoenix Home Life qualifies for federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. The operations of the Account are part of the total operations of Phoenix Home Life and are not taxed separately. The Account is not treated as a Regulated Investment Company under the Code.

c)   Expenses

     Phoenix Home Life absorbed certain operating expenses of the Account including registration fees required for distribution of its policies under the federal securities laws and state insurance laws.


NOTE 3-  CONTRACT CHARGES

a) A mortality and expense risk charge is paid by the Account to Phoenix Home Life. This charge is based upon the value of each division of the Account and was charged daily at an annual rate of 0.60% through February 8, 1995 and 0.25% thereafter.

b) An administrative expense charge is paid by the Account to Phoenix Home Life. This charge is based upon the value of each division of the Account and was charged daily at an annual rate of 0.55% through February 8, 1995 and 0.20% thereafter.

     A portion of the administrative charge is attributable to premium taxes imposed by certain state and local governments with respect to the initial premium. When an additional premium is paid, Phoenix Home Life deducts a charge for premium taxes equal to 2.50% of the premium.

c) Phoenix Home Life deducts a charge for the monthly cost of insurance from the policy's cash value, which provides death benefit protection for the following policy month.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 3-  CONTRACT CHARGES (Continued)

     The monthly cost of insurance is the cost of insurance rate, multiplied by the net amount at risk for a policy month. The cost of insurance varies by sex, attained age and rate class. The net amount at risk may be simply defined as the death benefit less the cash value.

d) In the event that the policy is surrendered during the first eight policy years, a surrender charge will be deducted. The surrender charge reimburses Phoenix Home Life for expenses incurred in connection with the promotion, sale and distribution of the policy. The surrender charge will be assessed as follows:

                                                  PERCENTAGE OF
                       POLICY YEAR               INITIAL PREMIUM
                       -----------               ---------------

                            1                        8%
                            2                        8
                            3                        7
                            4                        7
                            5                        6
                            6                        5
                            7                        4
                            8                        3
                            9+                       0

         No surrender charge will be imposed on death benefits or on additional premium payments, unless the additional premium increases the death benefit, in which event it may be subject to the surrender charge.

e) If a policy is surrendered within the first eight policy years, Phoenix Home Life deducts any portion of the premium tax and policy issue costs recovered through the administration charge, determined as follows:

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 3-  CONTRACT CHARGES (Continued)


                                              PERCENTAGE OF
                 POLICY YEAR               INITIAL PREMIUM
                 -----------               ---------------

                          1                      2.82%
                          2                      2.46
                          3                      2.08
                          4                      1.69
                          5                      1.29
                          6                      0.88
                          7                      0.47
                          8                      0.04


NOTE 4-  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix Home Life believes that the Account satisfies the current requirements of the regulations and it intends that the Account will continue to meet such requirements.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA



                                                                    For Year Ended December 31,
                                                1996            1995           1994            1993            1992
                                                ----            ----           ----            ----            ----
MONEY MARKET:

Net Unit Value:
---------------
Beginning of period                          $17.208028      $16.381520     $15.957504      $15.718318        $15.380231
End of period                                 17.988143       17.208028      16.381520       15.957504         15.718318
                                             ----------      ----------    -----------      ----------       -----------
 Net increase in net unit
 value from operations                        $0.780115       $0.826508      $0.424016       $0.239186         $0.338087
                                             ==========      ==========    ===========      ==========       ===========
Accumulation units outstanding:
End of period                                81,684.910      92,859.771    151,272.799      91,265.448       116,425.676
                                             ==========      ==========    ===========      ==========       ===========


GROWTH:

Net Unit Value:
---------------
Beginning of period                          $35.061829      $27.905315     $29.626760      $27.808195        $26.688873
End of period                                 43.659022       35.061829      27.905315       29.626760         27.808195
                                             ----------      ----------    -----------      ----------       -----------
 Net increase (decrease) in net unit
 value from operations                        $8.597193       $7.156514     ($1.721445)      $1.818565         $1.119322
                                             ==========      ==========    ===========      ==========       ===========
Accumulation units outstanding:
End of period                                61,214.436      77,102.759     99,798.217     122,322.954       145,429.653
                                             ==========      ==========    ===========      ==========       ===========


FIXED INCOME:

Net Unit Value:
---------------
Beginning of period                          $26.143156      $22.057448     $23.059146      $21.608890        $20.519426
End of period                                 26.670598       26.143156      22.057448       23.059146         21.608890
                                             ----------      ----------    -----------      ----------       -----------
 Net increase (decrease) in net unit
 value from operations                        $0.527442       $4.085708     ($1.001698)      $1.450256         $1.089464
                                             ==========      ==========    ===========      ==========       ===========
Accumulation units outstanding:
End of period                                 7,756.393       9,817.121     13,812.583      20,594.972        23,763.598
                                             ==========      ==========    ===========      ==========       ===========


GOVERNMENT AND QUALITY BOND:

Net Unit Value:
---------------
Beginning of period                          $27.363761      $23.062807     $24.061836      $22.471310        $21.271297
End of period                                 28.054940       27.363761      23.062807       24.061836         22.471310
                                             ----------      ----------    -----------      ----------       -----------
 Net increase (decrease) in net unit
 value from operations                        $0.691179       $4.300954     ($0.999029)      $1.590526         $1.200013
                                             ==========      ==========    ===========      ==========       ===========
Accumulation units outstanding:
End of period                                36,030.560      41,823.525     53,791.870      52,798.823        68,049.628
                                             ==========      ==========    ===========      ==========       ===========


                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA (Continued)


                                                                   For Year Ended December 31,
                                              1996             1995          1994           1993           1992
                                              ----             ----          ----           ----           ----

HIGH YIELD:

Net Unit Value:
---------------
Beginning of period                         $21.631502       $18.311593    $19.390068     $16.469796       $14.612125
End of period                                24.056628        21.631502     18.311593      19.390068        16.469796
                                            ----------       ----------    ----------     ----------       ----------
 Net increase (decrease) in net unit
 value from operations                       $2.425126        $3.319909    ($1.078475)     $2.920272        $1.857671
                                            ==========       ==========    ==========     ==========       ==========
Accumulation units outstanding:
End of period                               18,471.920       23,297.233    22,225.400     28,857.994       32,499.713
                                            ==========       ==========    ==========     ==========       ==========


STRATEGIC MULTI-ASSET:

Net Unit Value:
---------------
Beginning of period                         $18.871464       $15.452177    $16.046587     $14.078211       $13.706445
End of period                                21.573438        18.871464     15.452177      16.046587        14.078211
                                            ----------       ----------    ----------     ----------       ----------
 Net increase (decrease) in net unit
 value from operations                       $2.701974        $3.419287    ($0.594410)     $1.968376        $0.371766
                                            ==========       ==========    ==========     ==========       ==========
Accumulation units outstanding:
End of period                               63,059.798       71,910.358    92,407.508    100,541.984      109,367.325
                                            ==========       ==========    ==========     ==========       ==========


MULTI-ASSET:

Net Unit Value:
---------------
Beginning of period                         $20.745427       $16.687065    $17.171904     $16.184528       $15.136605
End of period                                23.515858        20.745427     16.687065      17.171904        16.184528
                                            ----------       ----------    ----------     ----------       ----------
 Net increase (decrease) in net unit
 value from operations                       $2.770431        $4.058362    ($0.484839)     $0.987376        $1.047923
                                            ==========       ==========    ==========     ==========       ==========
Accumulation units outstanding:
End of period                              130,879.258      150,648.340   159,072.494    173,040.307      200,966.933
                                            ==========       ==========    ==========     ==========       ==========


CAPITAL APPRECIATION:

Net Unit Value:
---------------
Beginning of period                         $29.438162       $21.997082    $23.130496     $19.326613       $15.516418
End of period                                36.670047        29.438162     21.997082      23.130496        19.326613
                                            ----------       ----------    ----------     ----------       ----------
 Net increase (decrease) in net unit
 value from operations                       $7.231885        $7.441080    ($1.133414)     $3.803883        $3.810195
                                            ==========       ==========    ==========     ==========       ==========
Accumulation units outstanding:
End of period                               67,921.672       74,106.731    60,646.794     90,692.591       95,104.928
                                            ==========       ==========    ==========     ==========       ==========

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA (Continued)

                                                                   For Year Ended December 31,
                                              1996            1995           1994             1993         1992
                                              ----            ----           ----             ----         ----
GROWTH and INCOME:

Net Unit Value:
---------------
Beginning of period                        $19.673868      $16.991875     $19.021372       $15.771764     $13.277614
End of period                               23.563662       19.673868      16.991875        19.021372      15.771764
                                           ----------      ----------     ----------       ----------     ----------
 Net increase (decrease) in net unit
 value from operations                      $3.889794       $2.681993     ($2.029497)       $3.249608      $2.494150
                                           ==========      ==========     ==========       ==========     ==========
Accumulation units outstanding:
End of period                              36,254.602      41,324.596     41,919.783       47,948.619     40,275.157
                                           ==========      ==========     ==========       ==========     ==========


FOREIGN SECURITIES:

Net Unit Value:
---------------
Beginning of period                        $13.520833      $12.071981     $12.611983        $9.793832     $11.404702
End of period                               15.000130       13.520833      12.071981        12.611983       9.793832
                                           ----------      ----------     ----------       ----------     ----------
 Net increase (decrease) in net unit
 value from operations                      $1.479297       $1.448852     ($0.540002)       $2.818151     ($1.610870)
                                           ==========      ==========     ==========       ==========     ==========
Accumulation units outstanding:
End of period                              69,214.480      78,097.323     93,950.950      114,527.042     41,344.157
                                           ==========      ==========     ==========       ==========     ==========


NATURAL RESOURCES:

Net Unit Value:
---------------
Beginning of period                        $17.900007      $15.321133     $15.336863       $11.393799     $11.250077
End of period                               20.325312       17.900007      15.321133        15.336863      11.393799
                                           ----------      ----------     ----------       ----------     ----------
 Net increase (decrease) in net unit
 value from operations                      $2.425305       $2.578874     ($0.015730)       $3.943064      $0.143722
                                           ==========      ==========     ==========       ==========     ==========
Accumulation units outstanding:
End of period                              16,096.149      25,100.529     30,011.911       21,702.780     11,099.048
                                           ==========      ==========     ==========       ==========     ==========


TARGET '98:

Net Unit Value:
---------------
Beginning of period                        $19.207550      $16.846404     $17.773276       $16.161730     $15.252884
End of period                               19.831280       19.207550      16.846404        17.773276      16.161730
                                           ----------      ----------     ----------       ----------     ----------
 Net increase (decrease) in net unit
 value from operations                      $0.623730       $2.361146     ($0.926872)       $1.611546      $0.908846
                                           ==========      ==========     ==========       ==========     ==========
Accumulation units outstanding:
End of period                               3,479.259       3,515.671      3,840.433        3,559.732      3,542.659
                                           ==========      ==========     ==========       ==========     ==========

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6 - POLICYHOLDER TRANSACTIONS

The decrease in net assets from changes in the number of outstanding units was as follows for the year ended December 31, 1996:

                               PURCHASE PAYMENTS       NET EXCHANGE PURCHASES                                     DECREASE
                                AND TRANSFERS              AND EXCHANGE              WITHDRAWALS AND          IN NET ASSETS FROM
                                   RECEIVED                 SURRENDERS                 SURRENDERS         POLICYHOLDER TRANSACTIONS
                             ----------------------------------------------------------------------------------------------------
              ACCOUNT         UNITS      DOLLARS     UNITS       DOLLARS        UNITS          DOLLARS        UNITS      DOLLARS
              -------         -----      -------     ------      -------        ------         -------        -----      -------

Money Market                    942      $16,395      3,351      $61,656       (15,468)      ($270,671)     (11,175)   ($192,620)
Growth                            -            -     (3,325)    (108,307)      (12,564)       (488,160)     (15,889)    (596,467)
Fixed Income                      -            -        (12)        (312)       (2,049)        (53,968)      (2,061)     (54,280)
Government and Quality Bond       2           64      1,583       37,614        (7,379)       (199,147)      (5,794)    (161,469)
High Yield                        -            -      4,768      104,476        (9,593)       (217,987)      (4,825)    (113,511)
Strategic Multi-Asset           395        8,220        813       16,824       (10,058)       (200,108)      (8,850)    (175,064)
Multi-Asset                       3           67     (2,708)     (64,591)      (17,064)       (380,824)     (19,769)    (445,348)
Capital Appreciation            619       20,780     (1,589)     (40,413)       (5,215)       (170,006)      (6,185)    (189,639)
Growth and Income                 -            -     (1,768)     (36,462)       (3,302)        (68,517)      (5,070)    (104,979)
Foreign Securities              363        5,280      3,087       42,556       (12,333)       (175,045)      (8,883)    (127,209)
Natural Resources                 -            -        299        2,566        (9,303)       (181,217)      (9,004)    (178,651)
Target '98                        -            -        391        7,545          (428)         (8,336)         (37)        (791)
                             ---------------------------------------------------------------------------------------------------
                              2,324      $50,806      4,890      $23,152      (104,756)    ($2,413,986)     (97,542) ($2,340,028)
                             ===================================================================================================

                  ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 7 - DETAILED STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996

A statement of operations by investment division follows for the year ended December 31, 1996:


                                     Money                  Fixed    Govt.and                 Strategic
                                     Market      Growth     Income Quality Bond  High Yield  Multi-Asset  Multi-Asset
                                     ------      ------     ------ ------------  ----------  -----------  -----------
NET INVESTMENT INCOME (LOSS):
  Dividend income                    $70,543     $11,726   $20,338   $65,685    $58,450      $40,848     $111,283
  Mortality and expense risk
   charges and administrative
   expense                            (6,497)    (11,753)   (1,135)   (4,617)    (2,290)      (5,995)     (14,191)
                                  -----------------------------------------------------------------------------------

     Net investment income (loss)     64,046         (27)   19,203    61,068     56,160       34,853       97,092
                                  -----------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS):
  Realized gain (loss) from
   investment transactions:
Proceeds from sales                1,365,342   1,141,823    78,691   335,587    608,626      205,646      464,239
Cost of investments sold          (1,365,342) (1,063,570)  (79,790) (323,860)  (611,060)    (189,266)    (401,945)
                                  -----------------------------------------------------------------------------------

     Net realized gain (loss)              -      78,253    (1,099)   11,727     (2,434)      16,380       62,294

  Capital gains distribution               -     105,795         -     2,140             -    85,895      205,132
                                  -----------------------------------------------------------------------------------
   Net realized gain (loss)
    from investments:                      0     184,048    (1,099)   13,867     (2,434)     102,275      267,426
                                  -----------------------------------------------------------------------------------

  Change in unrealized
    appreciation (depreciation)
    on investments:

  Unrealized appreciation
   (depreciation) at end
   of period                               -     376,741    (5,500)   10,784     (1,770)     107,984      418,365
  Unrealized appreciation
   (depreciation) at beginning
    of period                              -      (4,904)    8,107    57,864     (1,973)      66,685      385,061
                                  -----------------------------------------------------------------------------------

     Net change in unrealized
       appreciation/(depreciation)         -     381,645   (13,607)  (47,080)       203       41,299       33,304
                                  -----------------------------------------------------------------------------------

     Realized and unrealized
       gain (loss)                         -     565,693   (14,706)  (33,213)    (2,231)     143,574      300,730
                                  -----------------------------------------------------------------------------------

INCREASE IN NET ASSETS
 FROM OPERATIONS                     $64,046    $565,666    $4,497   $27,855    $53,929     $178,427     $397,822
                                  ===================================================================================




                                      Capital         Growth and    Foreign      Natural
                                    Appreciation        Income    Securities    Resources  Target '98      Total
                                    ------------        ------    ----------    ---------  ----------      -----
NET INVESTMENT INCOME (LOSS):
  Dividend income                    $4,643          $45,756      $17,268       $3,393      $8,258       $458,191
  Mortality and expense risk
   charges and administrative
   expense                          (10,784)          (3,633)      (4,757)      (1,927)       (325)       (67,904)
                                  --------------------------------------------------------------------------------

     Net investment income (loss)    (6,141)          42,123       12,511        1,466       7,933        390,287
                                  --------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS):
  Realized gain (loss) from
   investment transactions:
Proceeds from sales               1,039,195          140,906      441,084      334,724       8,661      6,164,524
Cost of investments sold           (839,663)        (133,493)    (386,325)    (292,988)     (9,433)    (5,696,735)
                                  --------------------------------------------------------------------------------

     Net realized gain (loss)       199,532            7,413       54,759       41,736        (772)       467,789

  Capital gains distribution         80,839                   -           -      5,838             -      485,639
                                  --------------------------------------------------------------------------------
   Net realized gain (loss)
    from investments:               280,371            7,413       54,759       47,574        (772)       953,428
                                  --------------------------------------------------------------------------------

  Change in unrealized
    appreciation (depreciation)
    on investments:

  Unrealized appreciation
   (depreciation) at end
   of period                        537,283           92,502      153,142       44,281      (5,420)     1,728,392
  Unrealized appreciation
   (depreciation) at beginning
    of period                       312,749           (4,217)     110,918       36,811        (521)       966,580
                                  --------------------------------------------------------------------------------

     Net change in unrealized
       appreciation/(depreciation)  224,534           96,719       42,224        7,470      (4,899)       761,812
                                  --------------------------------------------------------------------------------

     Realized and unrealized
       gain (loss)                  504,905          104,132       96,983       55,044      (5,671)     1,715,240
                                  --------------------------------------------------------------------------------

INCREASE IN NET ASSETS
 FROM OPERATIONS                   $498,764         $146,255     $109,494      $56,510      $2,262     $2,105,527
                                  ===================================================================================

                         RSVP VARIABLE LIFE ACCOUNT ONE

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                         RSVP VARIABLE LIFE ACCOUNT ONE
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1996



NET ASSETS                                       SHARES          COST             VALUE
----------                                       ------          ----             -----
  Investments in mutual fund portfolio:
   Money Market                                  40,911     $  40,911         $  40,911
   Growth                                         4,113        87,506            95,396
   Fixed Income                                      53           757               712
   Government and Quality Bond                      819        11,239            11,198
   High Yield                                     1,145         9,385             9,596
   Strategic Multi-Asset                          9,640       114,243           117,609
   Multi-Asset                                    4,452        54,513            59,437
   Capital Appreciation                           4,974       126,401           139,277
   Growth and Income                                661         8,292             8,981
   Foreign Securities                             2,906        31,679            37,608
   Natural Resources                              1,767        27,807            29,806
   Target '98                                       342         4,262             3,989
                                                            ----------------------------
      Net Assets                                             $516,995          $554,520
                                                            ============================

                                                                UNIT
                                                  UNITS         VALUE         VALUE
                                                  -----         -----         -----
NET ASSETS APPLICABLE TO
  OUTSTANDING UNITS OF CAPITAL
  Account:
   Money Market                                   2,765.451    $14.793740  $  40,911
   Growth                                         3,253.726     29.319060     95,396
   Fixed Income                                      38.814     18.334574        712
   Government and Quality Bond                      573.645     19.520774     11,198
   High Yield                                       499.086     19.227616      9,596
   Strategic Multi-Asset                          5,120.181     22.969725    117,609
   Multi-Asset                                    2,481.475     23.952220     59,437
   Capital Appreciation                           3,513.203     39.643903    139,277
   Growth and Income                                362.620     24.766119      8,981
   Foreign Securities                             2,332.263     16.124989     37,608
   Natural Resources                              1,528.981     19.494075     29,806
   Target '98                                       209.843     19.007934      3,989
                                                                           ---------
     Net assets applicable to
      outstanding units of capital                                         $554,520
                                                                           =========


                See accompanying notes to financial statements.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996


NET INVESTMENT INCOME
  Dividend income                                               $13,505
  Mortality and expense risk charges
    and administrative expense                                   (3,549)
                                                               ---------
      Net investment income                                       9,956
                                                               ---------

REALIZED AND UNREALIZED GAIN (LOSS)
  Realized gain from investment transactions:
    Proceeds from sales                                         836,093
    Cost of investments sold                                   (785,376)
                                                               ---------
      Net realized gain                                          50,717
    Capital gains distribution                                   20,646
                                                               ---------
      Net realized gain from investments                         71,363
                                                               ---------

   Change in unrealized appreciation on investments:
     Unrealized appreciation at end of period                    37,525
     Unrealized appreciation at beginning of period              29,618
                                                               ---------
       Net change in unrealized appreciation                      7,907
                                                               ---------

            Realized and unrealized gain                         79,270
                                                               ---------

INCREASE IN NET ASSETS FROM OPERATIONS                          $89,226
                                                               =========

                See accompanying notes to financial statements.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                       Statement of Changes in Net Assets




                                                Year                 Year
                                                Ended               Ended
                                          December 31, 1996   December 31, 1995
                                          -----------------   -----------------
OPERATIONS
   Net investment income                       $9,956               $9,509
   Net realized gain from investments          71,363               28,107
   Net change in unrealized appreciation        7,907               53,664
                                             ------------------------------

     Increase in net assets
      from operations                          89,226               91,280
                                             ------------------------------

POLICYHOLDER TRANSACTIONS
   Purchase payments received                  44,848               39,152
   Withdrawals and surrenders                (134,497)             (53,831)
   Exchange purchases                         703,622              130,357
   Exchange surrenders                       (703,622)            (130,394)
                                             ------------------------------

     Decrease in net assets from
      policyholder transactions               (89,649)             (14,716)
                                             ------------------------------

INCREASE/(DECREASE) IN NET ASSETS                (423)              76,564

NET ASSETS, beginning of period               554,943              478,379
                                             ------------------------------

NET ASSETS, end of period                    $554,520             $554,943
                                             ==============================



                See accompanying notes to financial statements.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 1 -          ORGANIZATION AND OPERATION

RSVP Variable Life Account One (the "Account") is a separate account of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"). The Account is organized as a unit investment trust registered under the Investment Company Act of 1940, as amended. In an assumption reinsurance transaction effected February 16, 1991, the Account, and the assets therein, were transferred from Anchor National Life Insurance Company to Phoenix Home Life which assumed all of the liabilities, obligations and guarantees of the Account as of that date.

These financial statements include balances allocated by each policyholder to the variable divisions of the Account and do not include policyholder balances allocated to the general account of Phoenix Home Life. At December 31, 1996, the general account includes $43,585 of policyholder funds.

The Account has twelve divisions which invest solely in shares of the twelve portfolios of the Anchor Series Trust (the "Trust"), an open-end diversified management investment company.


NOTE 2 -          SIGNIFICANT ACCOUNTING POLICIES

a)   Investment Valuation, Transactions and Related Income Recognition

     Investments in shares of the Trust are valued using the net asset value per share of the respective Portfolios of the Trust determined on a daily basis (each business day of the New York Stock Exchange). Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income or capital gains distribution from the Trust is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of the securities is determined on the first-in-first out basis.

     Exchanges between divisions requested by policyholders are recorded in the new division upon receipt of redemption proceeds.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 2-  SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)   Federal Income Taxes

     Phoenix Home Life qualifies for federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. The operations of the Account are part of the total operations of Phoenix Home Life and are not taxed separately. The Account is not treated as a Regulated Investment Company under the Code.

c)   Expenses

     Phoenix Home Life absorbs certain operating expenses of the Account including registration fees required for distribution of its policies under the federal securities laws and state insurance laws.


NOTE 3-  CONTRACT CHARGES

a) A mortality and expense risk charge is paid by the Account to Phoenix Home Life. This charge is based upon the value of each division of the Account and is currently charged daily at an annual rate of 0.60% .

b) To cover administrative expenses, Phoenix Home Life deducts $5.00 from the cash value of a policy on each monthly processing date. This charge is designed to cover actual administrative expenses incurred by Phoenix Home Life.

c) Phoenix Home Life deducts a charge for the monthly cost of insurance from the policy's cash value, which provides death benefit protection for the following policy month.

     The monthly cost of insurance is:

          i.   The cost of insurance rate, multiplied by

          ii.  The net amount at risk for a policy month.

     The cost of insurance varies by sex, attained age and rate class. The net amount at risk can be simply defined as the death benefit less the cash value.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 3-  CONTRACT CHARGES (Continued)

d) In the event that the policy is surrendered during the first ten policy years, a surrender charge will be deducted to compensate Phoenix Home Life for expenses incurred in connection with the promotion, sale and distribution of the policy. The surrender charge is assessed in full in the event of a complete surrender and proportionately in the event of a partial surrender.

     During the first two policy years, the surrender charge is subject to certain sales load limitations imposed by the Securities and Exchange Commission and, rather than the surrender charge for policy years 3-5, as set forth below, will be limited to the sum of (i) 30% of all premium payments made during the first two policy years up to one Guideline Annual Premium (as defined under Rule 6e-3(T)(c)(8) of the Investment Company Act of 1940), plus (ii) 10% of all premium payments in the first two policy years in excess of one Guideline Annual Premium, but not more than two Guideline Annual premiums plus, (iii) 9% of all premium payments in the first two policy years in excess of two Guideline Annual Premiums less any surrender charge previously deducted. Thereafter, the surrender charge is the lesser of (i) 50% of the cumulative premiums paid, or (ii) the amount specified in each policy's table of surrender charges.

     The amounts shown in each policy's table of surrender charges are calculated at the beginning of each policy year using the following percentages of the Target Premium (the annual premium which is required to endow the policy at age 95 using mortality and expense assumptions and an annual gross investment return of 8%, and excluding any temporary flat extras). Beginning policy year six and thereafter, percentages at interim months are determined by interpolation.

                        BEGINNING OF
                        POLICY YEAR               PERCENTAGE
                        -----------               ----------

                            3-6                      125%
                              7                      100
                              8                       75
                              9                       50
                             10                       25
                             11+                       0

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 3-  CONTRACT CHARGES (Continued)

     An increase in the initial death benefit (the "Specified Amount") under a policy is subject to an additional surrender charge upon a surrender of the policy during the first ten policy years following the increase. A decrease in the Specified Amount is also subject to a pro-rata share of the surrender charge.

     In addition, Phoenix Home Life imposes a fee on each partial surrender in an amount equal to the lesser of $25 or 2% of the amount withdrawn to reimburse Phoenix Home Life for administrative expenses incurred in processing those surrenders. This fee is deducted from the amount withdrawn and the balance is paid to the policyholder.

e) Under certain circumstances, upon surrender of a policy, Phoenix Home Life will deduct a charge to recover certain policy issue costs in an amount equal to $5 per $1,000 of surrendered Specified Amount not to exceed $750. This charge is designed primarily to reimburse Phoenix Home Life for expenses it incurs in processing policy applications, including conducting medical examinations and determining insurability.

f) Various states and subdivisions impose a tax on premiums received by insurance companies. These charges vary from state to state. Phoenix Home Life deducts 2.50% of each premium payment to cover state premium taxes.



NOTE 4-  DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix Home Life believes that the Account satisfies the current requirements of the regulations and it intends that the Account will continue to meet such requirements.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA


                                                                                For Year Ended December 31,
                                                     1996            1995           1994             1993             1992
                                                     ----            ----           ----             ----             ----

MONEY MARKET:

Net Unit Value:
---------------
Beginning of period                              $14.173465        $13.502832     $13.081135       $12.814296       $12.469961
End of period                                     14.793740         14.173465      13.502832        13.081135        12.814296
                                                 ----------        ----------     ----------       ----------       ----------
 Net increase (decrease) in net unit
 value from operations                            $0.620275         $0.670633      $0.421697        $0.266839        $0.344335
                                                 ==========        ==========     ==========       ==========       ==========
Accumulation units outstanding:
End of period                                     2,765.451         5,824.154      2,839.094        2,672.627        2,911.451
                                                 ==========        ==========     ==========       ==========       ==========


GROWTH:

Net Unit Value:
---------------
Beginning of period                              $23.579667        $18.784956     $19.837747       $18.510815       $17.677136
End of period                                     29.319060         23.579667      18.784956        19.837747        18.510815
                                                 ----------        ----------     ----------       ----------       ----------
 Net increase (decrease) in net unit
 value from operations                            $5.739393         $4.794711     ($1.052791)       $1.326932        $0.833679
                                                 ==========        ==========     ==========       ==========       ==========
Accumulation units outstanding:
End of period                                     3,253.726         2,053.494      5,066.451        1,872.979        5,521.195
                                                 ==========        ==========     ==========       ==========       ==========


FIXED INCOME:

Net Unit Value:
---------------
Beginning of period                              $17.999228        $15.182949     $15.787620       $14.703844       $13.887392
End of period                                     18.334574         17.999228      15.182949        15.787620        14.703844
                                                 ----------        ----------     ----------       ----------       ----------
 Net increase (decrease) in net unit
 value from operations                            $0.335346         $2.816279     ($0.604671)       $1.083776        $0.816452
                                                 ==========        ==========     ==========       ==========       ==========
Accumulation units outstanding:
End of period                                        38.814            68.947         81.681          106.743          155.242
                                                 ==========        ==========     ==========       ==========       ==========


GOVERNMENT AND QUALITY BOND:

Net Unit Value:
---------------
Beginning of period                              $19.068522        $16.083095     $16.688251       $15.505170       $14.597133
End of period                                     19.520774         19.068522      16.083095        16.688251        15.505170
                                                 ----------        ----------     ----------       ----------       ----------
 Net increase (decrease) in net unit
 value from operations                            $0.452252         $2.985427     ($0.605156)       $1.183081        $0.908037
                                                 ==========        ==========     ==========       ==========       ==========
Accumulation units outstanding:
End of period                                       573.645           625.426        770.430          934.686        1,962.602
                                                 ==========        ==========     ==========       ==========       ==========

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA (Continued)


                                                                                   For Year Ended December 31,
                                                     1996          1995             1994             1993             1992
                                                     ----          ----             ----             ----             ----

HIGH YIELD:

Net Unit Value:
---------------
Beginning of period                              $17.370956      $14.717391         $15.440855       $12.996758       $11.473227
End of period                                     19.227616       17.370956          14.717391        15.440855        12.996758
                                                 ----------      ----------        -----------       ----------       ----------
 Net increase (decrease) in net unit
 value from operations                            $1.856660       $2.653565         ($0.723464)       $2.444097        $1.523531
                                                 ==========      ==========        ===========       ==========       ==========
Accumulation units outstanding:
End of period                                       499.086         532.392            602.324          639.342          814.352
                                                 ==========      ==========        ===========       ==========       ==========

STRATEGIC MULTI-ASSET:

Net Unit Value:
---------------
Beginning of period                              $20.122448      $16.489482         $17.029956       $14.858722       $14.383597
End of period                                     22.969725       20.122448          16.489482        17.029956        14.858722
                                                 ----------      ----------        -----------       ----------       ----------
 Net increase (decrease) in net unit
 value from operations                            $2.847277       $3.632966         ($0.540474)       $2.171234        $0.475125
                                                 ==========      ==========        ===========       ==========       ==========
Accumulation units outstanding:
End of period                                     5,120.181       5,379.665          5,131.355        4,911.695        4,884.753
                                                 ==========      ==========        ===========       ==========       ==========

MULTI-ASSET:

Net Unit Value:
---------------
Beginning of period                              $21.162333      $17.035823         $17.434654       $16.343102       $15.200785
End of period                                     23.952220       21.162333          17.035823        17.434654        16.343102
                                                 ----------      ----------        -----------       ----------       ----------
 Net increase (decrease) in net unit
 value from operations                            $2.789887       $4.126510         ($0.398831)       $1.091552        $1.142317
                                                 ==========      ==========        ===========       ==========       ==========
Accumulation units outstanding:
End of period                                     2,481.475       2,528.003          2,321.993        2,149.708        2,180.269
                                                 ==========      ==========        ===========       ==========       ==========


CAPITAL APPRECIATION:

Net Unit Value:
---------------
Beginning of period                              $31.875450      $23.835567         $24.928405       $20.719304       $16.542880
End of period                                     39.643903       31.875450          23.835567        24.928405        20.719304
                                                 ----------      ----------        -----------       ----------       ----------
 Net increase (decrease) in net unit
 value from operations                            $7.768453       $8.039883         ($1.092838)       $4.209101        $4.176424
                                                 ==========      ==========        ===========       ==========       ==========
Accumulation units outstanding:
End of period                                     3,513.203       5,335.578          4,074.140        7,054.306        7,245.161
                                                 ==========      ==========        ===========       ==========       ==========


                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA (Continued)


                                                                                For Year Ended December 31,
                                                     1996           1995             1994              1993            1992
                                                     ----           ----             ----              ----            ----

GROWTH and INCOME:

Net Unit Value:
---------------
Beginning of period                              $20.713463       $17.904485       $19.933212        $16.442354      $13.766646
End of period                                     24.766119        20.713463        17.904485         19.933212       16.442354
                                                -----------       ----------       ----------        ----------      ----------
 Net increase (decrease) in net unit
 value from operations                            $4.052656        $2.808978       ($2.028727)        $3.490858       $2.675708
                                                ===========       ==========       ==========        ==========      ==========
Accumulation units outstanding:
End of period                                       362.620          396.508          566.021           442.653         840.486


FOREIGN SECURITIES:

Net Unit Value:
---------------
Beginning of period                              $14.558725       $13.009004       $13.498582        $10.419874      $12.109358
End of period                                     16.124989        14.558725        13.009004         13.498582       10.419874
                                                -----------       ----------       ----------        ----------      ----------
 Net increase (decrease) in net unit
 value from operations                            $1.566264        $1.549721       ($0.489578)        $3.078708      ($1.689484)
                                                ===========       ==========       ==========        ==========      ==========
Accumulation units outstanding:
End of period                                     2,332.263        2,544.163        5,767.871         3,397.264         738.372
                                                ===========       ==========       ==========        ==========      ==========


NATURAL RESOURCES:

Net Unit Value:
---------------
Beginning of period                              $17.188761       $14.721818       $14.640952        $10.829847      $10.635249
End of period                                     19.494075        17.188761        14.721818         14.640952       10.829847
                                                -----------       ----------       ----------        ----------      ----------
 Net increase (decrease) in net unit
 value from operations                            $2.305314        $2.466943        $0.080866         $3.811105       $0.194598
                                                ===========       ==========       ==========        ==========      ==========
Accumulation units outstanding:
End of period                                     1,528.981        1,169.412          789.773           753.350         701.666
                                                ===========       ==========       ==========        ==========      ==========


TARGET '98:

Net Unit Value:
---------------
Beginning of period                              $18.440731       $16.184859       $16.981960        $15.352606      $14.410503
End of period                                     19.007934        18.440731        16.184859         16.981960       15.352606
                                                -----------       ----------       ----------        ----------      ----------
 Net increase (decrease) in net unit
 value from operations                            $0.567203        $2.255872       ($0.797101)        $1.629354       $0.942103
                                                ===========       ==========       ==========        ==========      ==========
Accumulation units outstanding:
End of period                                       209.843          237.588          265.694           292.976       1,410.431
                                                ===========       ==========       ==========        ==========      ==========

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6 - POLICYHOLDER TRANSACTIONS

The increase (decrease) in net assets from changes in the number of outstanding units was as follows for the year ended December 31, 1996:

                             PURCHASE PAYMENTS         NET EXCHANGE PURCHASES                         INCREASE (DECREASE)
                               AND TRANSFERS                AND EXCHANGE            WITHDRAWALS AND   IN NET ASSETS FROM
                                  RECEIVED                   SURRENDERS                SURRENDERS    POLICYHOLDER TRANSACTIONS
                             -------------------------------------------------------------------------------------------------
         ACCOUNT                UNITS      DOLLARS      UNITS     DOLLARS    UNITS     DOLLARS     UNITS        DOLLARS
         -------                -----      -------      ------    -------    ------    -------     -----       -------

Money Market                     157     $2,282       2,151      $32,430    (5,367)  ($79,339)    (3,059)     ($44,627)
Growth                           222      5,736       1,414       37,280      (436)   (11,229)     1,200        31,787
Fixed Income                       -          -           -            -       (30)     (529)        (30)         (529)
Government and Quality Bond       23        434           -            -       (74)   (1,397)        (51)         (963)
High Yield                        22        402          (5)        (141)      (50)     (1,151)      (33)         (890)
Strategic Multi-Asset            438      9,387        (191)      (3,965)     (507)  (10,540)       (260)       (5,118)
Multi-Asset                      199      4,274          31          666      (277)    (6,004)       (47)       (1,064)
Capital Appreciation             359     12,770      (1,802)     (68,354)     (379)    (13,811)   (1,822)      (69,395)
Growth and Income                158      3,434        (138)      (3,117)      (54)    (1,194)       (34)         (877)
Foreign Securities               310      4,760        (121)      (1,866)     (401)   (6,268)       (212)       (3,374)
Natural Resources                 65      1,193         420        7,067      (125)   (2,344)        360         5,916
Target '98                        10        176           -            -       (37)      (691)       (27)         (515)
                             -------------------------------------------------------------------------------------------
                               1,963    $44,848       1,759           $0    (7,737) ($134,497)    (4,015)     ($89,649)
                             ===========================================================================================


                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 7 - DETAILED STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996

A statement of operations by investment division follows for the year ended December 31, 1996:



                                            Money                   Fixed     Govt.and                      Strategic
                                            Market      Growth     Income   Quality Bond     High Yield    Multi-Asset  Multi-Asset
                                            ------      ------     ------   ------------     ----------    -----------  -----------
NET INVESTMENT INCOME (LOSS):
  Dividend income                             $3,409        $417       $59           $695        $918        $3,424        $1,965
  Mortality and expense risk charges
   and administrative expense                   (419)       (445)       (5)           (67)        (69)         (656)         (329)
                                            ----------------------------------------------------------------------------------------

     Net investment income (loss)              2,990         (28)       54            628         849         2,768         1,636
                                            ----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS):
  Realized gain (loss) from
   investment transactions:
Proceeds from sales                          276,597      48,192       534          1,362     116,256        14,608         5,708
Cost of investments sold                    (276,597)    (44,643)     (553)        (1,358)   (116,935)      (14,415)       (5,220)
                                            ----------------------------------------------------------------------------------------

     Net realized gain (loss)                         -    3,549       (19)             4        (679)          193           488

  Capital gains distribution                          -    3,760          -            22             -       7,200         3,622
                                            ----------------------------------------------------------------------------------------
   Net realized gain (loss)
    from investments                                  -    7,309       (19)            26        (679)        7,393         4,110
                                            ----------------------------------------------------------------------------------------

  Change in unrealized appreciation
   (depreciation) on investments:

  Unrealized appreciation (depreciation)
   at end of period                                -       7,890       (45)           (41)        211         3,366         4,924
  Unrealized appreciation (depreciation) at
   beginning of period                             -         (17)      (10)           378        (857)         (948)        3,667
                                            ----------------------------------------------------------------------------------------
     Net change in unrealized appreciation
     (depreciation)                                -       7,907       (35)          (419)      1,068         4,314         1,257
                                            ----------------------------------------------------------------------------------------

     Realized and unrealized gain (loss)           -      15,216       (54)          (393)        389        11,707         5,367
                                            ----------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
  FROM OPERATIONS                             $2,990     $15,188        $0           $235      $1,238       $14,475        $7,003
                                            ========================================================================================





                                                 Capital     Growth and     Foreign      Natural
                                              Appreciation     Income      Securities   Resources   Target '98     Total
                                              ------------     ------      ----------   ---------   ----------     -----
NET INVESTMENT INCOME (LOSS):
  Dividend income                                   $264         $481         $591         $840        $442      $13,505
  Mortality and expense risk charges
   and administrative expense                     (1,094)         (55)        (219)        (166)        (25)      (3,549)
                                           ------------------------------------------------------------------------------

     Net investment income (loss)                   (830)         426          372          674         417        9,956
                                           ------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS):
  Realized gain (loss) from
   investment transactions:
Proceeds from sales                              280,495        4,242        8,102       79,289         708      836,093
Cost of investments sold                        (236,760)      (4,096)      (6,887)     (77,191)       (721)    (785,376)
                                           ------------------------------------------------------------------------------

     Net realized gain (loss)                     43,735          146        1,215        2,098         (13)      50,717

  Capital gains distribution                       4,597               -           -      1,445             -     20,646
                                           ------------------------------------------------------------------------------
   Net realized gain (loss)
    from investments                              48,332          146        1,215        3,543         (13)      71,363
                                           ------------------------------------------------------------------------------

  Change in unrealized appreciation
   (depreciation) on investments:

  Unrealized appreciation (depreciation)
   at end of period                               12,876          689        5,929        1,999        (273)      37,525
  Unrealized appreciation (depreciation) at
   beginning of period                            21,780         (384)       3,574        2,427           8       29,618
                                           ------------------------------------------------------------------------------
     Net change in unrealized appreciation
     (depreciation)                               (8,904)       1,073        2,355         (428)       (281)       7,907
                                           ------------------------------------------------------------------------------

     Realized and unrealized gain (loss)          39,428        1,219        3,570        3,115        (294)      79,270
                                           ------------------------------------------------------------------------------

INCREASE IN NET ASSETS
  FROM OPERATIONS                                $38,598       $1,645       $3,942       $3,789        $123      $89,226
                                           ==============================================================================



                                       12

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